Group balance sheet - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 912	$ 1,037
Intangible assets	2,779	3,119
Property, plant and equipment	56,361	62,093
Investments in equity accounted units	4,299	4,486
Inventories	152	160
Deferred tax assets	3,137	3,395
Trade and other receivables	1,585	1,724
Tax recoverable	8	30
Other financial assets (including loans to equity accounted units)	814	510
Total non-current assets	70,047	76,554
Current assets
Inventories	3,447	3,472
Trade and other receivables	3,179	3,443
Tax recoverable	77	129
Other financial assets (including loans to equity accounted units)	2,692	1,084
Cash and cash equivalents	10,773	10,550
Total current assets	20,168	18,678
Assets of disposal groups held for sale	734	494
Total assets	90,949	95,726
Current liabilities
Borrowings and other financial liabilities	(1,073)	(904)
Trade and other payables	(6,600)	(7,061)
Tax payable	(1,842)	(1,985)
Provisions including post-retirement benefits	(1,056)	(1,275)
Total current liabilities	(10,571)	(11,225)
Non-current liabilities
Borrowings and other financial liabilities	(12,847)	(15,148)
Trade and other payables	(841)	(856)
Tax payable	(348)	(263)
Deferred tax liabilities	(3,673)	(3,628)
Provisions including post-retirement benefits	(12,552)	(13,367)
Total non-current liabilities	(30,261)	(33,262)
Liabilities of disposal groups held for sale	(294)	(124)
Total liabilities	(41,126)	(44,611)
Net assets	49,823	51,115
Capital and reserves
Share premium account	4,312	4,306
Other reserves	8,661	12,284
Retained earnings	27,025	23,761
Equity attributable to owners of Rio Tinto	43,686	44,711
Attributable to non-controlling interests	6,137	6,404
Total equity	49,823	51,115
Rio Tinto plc [member]
Capital and reserves
Share capital	211	220
Rio Tinto Limited [member]
Capital and reserves
Share capital	$ 3,477	$ 4,140